Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Investment Income (Loss), after Investment Expense	$ 13,093
EBP, Change in Net Asset Available for Benefit, Decrease	(11,903)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	1,190
EBP, Net Asset Available for Benefit	115,606
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	9,442
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	3,627
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	24
Dividends
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	(1,328)
Stock and Cash
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	$ (10,575)